DWS GNMA Fund
DWS GNMA Fund
Investment Objective
The fund seeks to produce a high level of income.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 71) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS GNMA Fund (USD $)	Class A	Class C	Class R	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	2.75%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	1.00%	none	none	none
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	none	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS GNMA Fund	Class A	Class C	Class R	INST Class	Class S
Management fee	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution/service (12b-1) fees	0.22%	1.00%	0.50%	none	none
Other expenses	0.22%	0.20%	0.59%	0.19%	0.22%
Total annual fund operating expenses	0.76%	1.52%	1.41%	0.51%	0.54%

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example } DWS GNMA Fund (USD $)	Class A	Class C	Class R	INST Class	Class S
1 Year	350	255	144	52	55
3 Years	511	480	446	164	173
5 Years	686	829	771	285	302
10 Years	1,191	1,813	1,691	640	677

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS GNMA Fund (USD $)	Class A	Class C	Class R	INST Class	Class S
1 Year	350	155	144	52	55
3 Years	511	480	446	164	173
5 Years	686	829	771	285	302
10 Years	1,191	1,813	1,691	640	677

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2012: 491%.
Principal Investment Strategy
Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in "Ginnie Maes," which are mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association (GNMA). The fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including US government agency mortgage-backed to-be-announced securities (TBAs). A forward commitment transaction is an agreement by the fund to purchase or sell securities at a specified future date. The fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future.

The balance of the fund's assets, among other permitted investments, may be invested in securities issued by the US government, its agencies or instrumentalities. These securities may not be guaranteed by the US Treasury or backed by the full faith and credit of the US government. The fund may also hold up to 10% of its total net assets in uninvested cash, cash equivalents (such as money market securities), repurchase agreements or shares of money market funds or short-term bond funds, which investments may not be issued or guaranteed by the US government, its agencies or instrumentalities.

Management process. In deciding which types of securities to buy and sell, portfolio management first considers the relative attractiveness of Ginnie Maes compared to other eligible securities and decides on allocations. The decisions are generally based on a number of factors, including changes in supply and demand within the bond market and prepayment rates of individual bonds.

In choosing individual bonds, portfolio management reviews each bond's fundamentals, compares the yields of bonds and uses detailed analysis to project prepayment rates and other factors that could affect a bond's attractiveness. Portfolio management may also adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, based upon their analysis.

Derivatives. Portfolio management generally may use interest rate futures contracts or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use (i) options on GNMA TBAs or total return swaps to seek to enhance potential gains; and (ii) options on interest rate futures or on interest rates to hedge against potential adverse interest rate movements.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Forward commitment risk. When a fund engages in when-issued, delayed delivery or forward commitment transactions (e.g. TBAs), the fund relies on the counterparty to consummate the sale. Failure to do so may result in the fund missing the opportunity to obtain a price or yield considered to be advantageous. Such transactions may also have the effect of leverage on the fund and may cause the fund to be more volatile. Additionally, these transactions may create a higher portfolio turnover rate.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Class R is a new class of shares and therefore does not have a full calendar year of performance available. In the table below, the performance figures for Class R shares are based on the performance of the fund's Class S shares, adjusted to reflect the higher expenses of Class R. Class S shares commenced operations on July 14, 2000.

For each of Class A and C shares, performance prior to its inception date is based on the historical performance of Class S shares adjusted to reflect the higher expenses of the relevant share class.
CALENDAR YEAR TOTAL RETURNS (%) (Class S)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 4.22%, Q2 2010 Worst Quarter: -0.94%, Q2 2007
Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
After-tax returns (which are shown only for Class S and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Institutional Class shares began on 1/31/2009.
Average Annual Total Returns DWS GNMA Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Feb. 02, 2009	(0.10%)	5.06%	4.27%
Class C before tax	Feb. 02, 2009	1.95%	4.86%	3.78%
Class R before tax	May 01, 2012	2.32%	5.20%	4.13%
Class S before tax	Jul. 14, 2000	2.90%	5.88%	4.81%
Class S After tax on distributions		1.26%	4.07%	3.09%
Class S After tax on distributions and sale of fund shares		1.87%	3.97%	3.08%
Class S Barclays GNMA Index (reflects no deduction for fees, expenses or taxes)		2.42%	6.03%	5.21%

Average Annual Total Returns DWS GNMA Fund	Class Inception	1 Year	Since Inception
INST Class	Feb. 02, 2009	3.02%	6.02%
INST Class Barclays GNMA Index (reflects no deduction for fees, expenses or taxes)		2.42%	5.71%